As filed with the Securities and Exchange Commission on August 12, 2015
1933 Act Registration No. 333-203099
1940 Act Registration No. 811-08559
CIK No. 0001051629

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 1
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 123
Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Exact Name of Registrant)
Lincoln AssetEdge® VUL 2015
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)
100 Madison Street, Suite 1860
Syracuse, NY 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
(Name and Address of Agent for Service)
Copy to:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2014 was filed March 24, 2015.
It is proposed that this filing will become effective:
/ /	immediately upon filing pursuant to paragraph (b)
/ /	on May 1, 2015 pursuant to paragraph (b)
/X/	60 days after filing pursuant to paragraph (a)(1)
/ /	on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be October 18, 2013.

Lincoln Life & Annuity Company of New York:

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Supplement Dated

To the Product Prospectus dated June 18, 2015 for:

Lincoln AssetEdge® VUL 2015

This Supplement to your Lincoln AssetEdge® VUL 2015 prospectus describes a new optional rider Lincoln LifeEnhance® Accelerated Benefits Rider, that will be available to policies issued on or after            , 2015.  This rider is available only to new purchasers of the policy and not to current owners.  This rider provides for the acceleration of all or a portion of your Death Benefit in the event the insured becomes Chronically or Terminally Ill.

The Lincoln LifeEnhance® Accelerated Benefits Rider, if purchased, must be elected at the time you purchase your policy and may not be added at a later date.  Please also note that certain terms used in this supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Glossary.

Please refer to the June 18, 2015 prospectus for a discussion of all other provisions of your policy that are not discussed in this supplement.

* * * * * * * * * * * * * *

Accordingly, the prospectus dated June 18, 2015 is being amended as follows (in order of how these respective sections appear in the prospectus):

The following will be added to the “Optional Rider Charges” section of Table II: Periodic Charges Other Than Fund Operating Expenses:

Charge	When Charge is Deducted	Amount Deducted
Lincoln LifeEnhance® Accelerated Benefits Rider Cost of Insurance* A dollar amount per $1,000 of Net Amount at Risk or Rider Net Amount at Risk, whichever is applicable at the time.	Monthly

Maximum Charge(5) Minimum Charge Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco, in year one.		$4.47 per $1,000 $0.00 per $1,000 $0.09 per $1,000

(5)                                 Individuals with higher mortality risk than standard issue individuals can be charged from 125% to 200% of the standard rate. However, under no circumstances would it be higher than the maximum amount shown in the table above.

The following language will be added to “POLICY CHARGES AND FEES”, sub-section “Rider Charges”:

Lincoln LifeEnhance® Accelerated Benefits Rider.  If you elect this rider, there is a monthly Cost of Insurance Charge for this rider which will be part of the Monthly Deduction made under the Policy.  The amount deducted each Policy Month will be calculated as (A) multiplied by (B) where:

(A)       is the applicable rate found in the “Table of Insurance Rate Per $1,000 of Policy Net Amount at Risk or Rider Net Amount At Risk” shown on the Policy Specifications; and

(B)       is either i. or ii. noted below:

i.      For any Policy Month prior to acceleration of the death benefit, the Policy’s Net Amount at Risk divided by $1,000; or

ii.   Following acceleration of the death benefit, for any Policy Month in which benefits are not payable, the Rider’s Net Amount at Risk divided by $1,000.

The Rider’s Net Amount at Risk is equal to the Remaining Benefit Amount at the beginning of the Policy Month, divided by the Net Amount at Risk Discount Factor shown on the Policy Specifications, minus the Policy’s Accumulation Value at the beginning of the Policy Month after the deduction of the monthly Administrative Fee (see Table II of this prospectus) but prior to the deduction for the monthly Cost of Insurance.

Each Policy Month you receive a Chronic Illness Monthly Benefit Amount or the Terminal Illness benefit, this rider’s Cost of Insurance will be waived.

The following provision has been added to “YOUR INSURANCE POLICY”, sub-section “Riders”

Lincoln LifeEnhance® Accelerated Benefits Rider (Accelerated Death Benefits Rider for Chronic Illness and Terminal Illness).  The availability of this rider is based upon the Insured meeting our underwriting criteria (including the Insured’s age, gender and the state of the Insured’s health at the time of your application). You must apply for this rider at the time you apply for your Policy.  Charges for this rider, if elected, are part of the Monthly Deductions.

Benefits provided under this rider coordinates with other benefits and reimbursements provided by other sources (insurance or otherwise) that are payable due to the Insured’s Chronic Illness. As a result, for any period when the Insured is Chronically Ill, you may receive reduced benefits or no benefit at all under this rider depending on the amount of benefits and reimbursements from such sources for the Insured’s Chronic Illness that apply for that period.

This rider provides for the acceleration of up to 100% of the Original Benefit Amount, as determined below, upon occurrence of a Qualifying Event provided all of the terms and conditions of this rider have been met.  There are two Qualifying Events: (1) the Insured is certified as Chronically Ill as defined in the rider; or (2) the Insured is certified as Terminally Ill as defined in the rider.

Determining the Original Benefit Amount: Depending on which Qualifying Event occurs, the Original Benefit Amount will be determined as follows, assuming all the Conditions for Eligibility for Benefit Payments (see below) have been satisfied:

A.                    For Chronic Illness, as determined on the Monthly Anniversary Day after the effective date of the Insured’s Chronic Illness:

•                                                          the Policy’s Death Benefit Proceeds, without reduction by an outstanding Indebtedness, (the “Gross Death Benefit Proceeds”), after a (required) switch to Death Benefit Option 1.

B.                    For Terminal Illness, as determined on the Monthly Anniversary Day after our receipt of all documentation provided by you necessary to satisfy all Conditions of Eligibility for Benefit Payments:

•                                                          the Gross Death Benefit Proceeds after a (required) switch to Death Benefit Option 1.

Conditions for Eligibility for Benefit Payment: You are eligible to receive an Accelerated Benefit payment if the Policy and this rider are in force and the Insured is living when all of the following requirements (the “Conditions for Eligibility for Benefit Payment”) are met:

1.                      Our receipt and approval of the following documentation that you provide:

a.                                                      For Chronic Illness, Written Certification or Written Re-certification that the Insured is a Chronically Ill individual; or

b.                                                      For Terminal Illness, a Terminally Ill Certification that the Insured is Terminally Ill; and

c.                                                       A written consent from any assignee of record named under the Policy or any irrevocable Beneficiary named under the Policy to make such payment to you; and

2.                      The completion, at our expense, of a personal interview with, and an assessment of, the Insured, including examination or tests by a “Licensed Health Care Practitioner” of our choice for the Chronic Illness qualifying event or by a physician of our choice for the Terminal Illness qualifying event; and our receipt of copies of any relevant medical records from a health care provider involved in the Insured’s care.

Note:If there is a difference in opinion between the Insured’s Licensed Health Care Practitioner and our Licensed Health Care Practitioner, we will require that a third opinion be obtained from a Licensed Health Care Practitioner acceptable to us and you. This opinion will be at our expense and will be mutually binding. A Licensed Health Care Practitioner is a physician, as defined in Section 1861(r)(1) of the Social Security Act, a registered professional nurse, licensed social worker, or other individual who meets such requirements as may be prescribed by the United States Secretary of Treasury, or qualifications to our satisfaction, and must be licensed in the United States.

Benefit Payments and the Remaining Benefit Amount: No benefits will be paid unless and until all Conditions for Eligibility for Benefit Payments have been satisfied and the terms and conditions of this rider are met. The Original Benefit Amount will be reduced by any benefit payments made.  The balance remaining is the “Remaining Benefit Amount”.  There is no waiting period to receive a benefit under this rider once all Conditions for Eligibility for Benefit Payments have been satisfied. Benefits for Terminal Illness will be paid as a lump sum while benefits for Chronic Illness will be paid on a monthly basis for each Benefit Period that commences due to the Insured’s Chronic Illness. Furthermore, we do not require proof of incurred expenses for you to receive benefits under this rider. This rider’s benefits will only be paid to the Owner of the Policy and will only be paid by check or other method made available by us and elected by you. Note: Any benefit to be paid is subject to the “Incontestability” provision of the Policy. You may elect to receive the benefits provided by this rider as follows:

(a)                 Chronic Illness Monthly Benefit Amounts and then at a later date elect to receive the Terminal Illness benefit.  In the same Policy Month, you may receive both a Chronic Illness Monthly Benefit Amount and the Terminal Illness benefit; or

(b)                 Terminal Illness benefit and then at a later date elect to receive Chronic Illness Monthly Benefit Amounts.

The benefit payment options available to you under this rider are as follows:

(1)                 For a Chronic Illness Qualifying Event

For each Benefit Period, defined below, in which you qualify to receive benefits, you may elect a Monthly Benefit Amount equal to or greater than the Minimum Monthly Benefit but not exceeding the Maximum Monthly Benefit.  Both of these amounts are shown on the Policy Specifications.  Please note that the Monthly Benefit Amount is not cumulative.  The entire Maximum Monthly Benefit may be taken, but if not, the remaining portion cannot be added to future payments.  By electing an amount less than the Maximum Monthly Benefit, the amount of the Original Benefit Amount available for later benefit payments (the “Remaining Benefit Amount” as noted above) will be reduced more slowly; however, you should consider that you may or may not re-qualify for future “Written Re-certifications”.  A “Benefit Period” is a period of twelve consecutive months that begins on the Monthly Anniversary Day after the effective date of the Insured’s Chronic Illness.  A new Benefit Period will begin no earlier than the end of the current Benefit Period.

The largest amount that may be elected is the Maximum Monthly Benefit, and may not exceed the lesser of (a) the percentage of the Original Benefit Amount on the Policy Specifications; or (b) the monthly equivalent of the Per Diem Limit (which is set annually on January 1 by the Internal Revenue Service.)  At the time of claim and for each subsequent Benefit Period, we will notify you of your Maximum Monthly Benefit. You must inform us of all coverage and reimbursements that will (or are expected to) be received by you under any other insurance, generally, and under any other insurance that specifically covers the Insured’s Chronic Illness and is subject to the same limit.

Sixty (60) days prior to the end of each Benefit Period, we will send you documentation for Written Re-certification.  If your Maximum Monthly Benefit is based on the Per Diem Limit and the Per Diem Limit increases, we will advise you of the adjusted Maximum Monthly Benefit.  It will be based on a 30 day Policy Month and if you have elected the Maximum Monthly Benefit, the actual amount you receive will be adjusted based on the number of days in each Policy Month.

Chronic Illness Monthly Benefit Amounts will end when any of the following occur:

(1)                 the Insured fails to meet any one of the Conditions for Eligibility for Benefit Payments;

(2)                 you notify us to discontinue Monthly Benefit Amount payments; or

(3)                 the Remaining Benefit Amount is reduced to zero; or

(4)                 this rider terminates.

In the event you request that we discontinue Monthly Benefit Amount payments and then, at a later date, you desire to begin a new Benefit Period, we will allow you to do so provided all of the Conditions for Eligibility for Benefit Payments are met.

(2)                 For a Terminal Illness Qualifying Event

The maximum Terminal Illness benefit payment will be the lesser of (a) 50% of the Remaining Benefit Amount; or (b) $250,000.  Note: This benefit will only be paid once and will be paid as a lump sum, if you elect less than the maximum benefit, the remainder will not be available at a later date.  The amount accelerated will be greater than the Terminal Illness benefit payment you request and will be determined by dividing the requested benefit payment by the applicable Terminal Illness actuarial discount factor discussed below.  The amount accelerated will not be allowed to exceed the Remaining Benefit Amount.

As described above, a Terminal Illness actuarial discount factor will be applied to the Terminal Illness amount accelerated. This actuarial discount factor reflects the early payment of benefits available under the Policy.  The actuarial discount factor used will be based on an interest rate which has been declared by us in effect on the date of application for benefit payments.  The maximum interest rate used shall not exceed the greater of:

a)                     the current yield on 90 day treasury bills available on the date of the application for the benefit payment; or

b)                     the current Maximum Adjustable Policy Loan Interest Rate (the highest variable interest rate permitted under state law) in effect on the date of the application for the benefit payment.  This maximum rate will not be more than the higher of the following:

(1)                                                 The published monthly average (defined below) for the calendar month ending 2 months before the date of the application for an accelerated payment; or

(2)                                                 A rate of 2 percent.

The published monthly average referred to above is defined as:

(a)                 Moody’s Corporate Bond Yield Average - Monthly Average Corporates as published by Moody’s Investors Service, Inc., or any successor thereto; or

(b)                 In the event that Moody’s Corporate Bond Yield Average - Monthly Average Corporates is no longer published, a substantially similar average, established by regulation, or other method, issued by the Insurance Department of the state or other jurisdiction where the Policy is delivered.

Impact to Loans: Benefits paid under this rider will be first used to repay a portion of any outstanding Indebtedness under the Policy.  The portion to be repaid will be determined by the product of the following:

[A / B] * C where:

A = is Indebtedness;

B = is the Remaining Benefit Amount immediately prior to a benefit payment; and

C = is either i. or ii. noted below,  depending on the Qualifying Event:

i.                                                          the Chronic Illness Monthly Benefit Amount; or

ii.                                                       the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor.

If there is value in the Loan Account, the Loan Account will be reduced by the amount of the reduction in the benefit payment due to the repayment of Indebtedness.

It’s important to note that if any of the following riders are attached to your Policy, this rider may have an impact on any benefits provided under such rider.

Waiver of Monthly Deduction Rider: If the Insured is on Total Disability as provided under any Waiver of Monthly Deduction Rider, we will continue to waive the Monthly Deductions falling due under the Policy once payment of benefits begin under this rider.

Exec Enhanced Surrender Value Rider: Once payment of benefits under this rider begins, the Exec Enhanced Surrender Value Rider will terminate.

Overloan Protection Rider: If your Policy has a loan and you have received benefits under this rider, the “Minimum Death Benefit” provision of this rider will supersede the Overloan Protection Rider. If this rider terminates and the Policy remains in force, the benefit under the Overloan Protection Rider will be available subject to the terms of that rider.

Benefit payments under this rider will reduce certain policy and rider values by multiplying such values by a Reduction Ratio noted below.  The values that will be reduced are as follows:

1.                      Specified Amount;

2.                      Accumulation Value;

The Reduction Ratio will be applied to the Accumulation Value in the following order:

(i) The Fixed Account Value and Sub-Accounts will be reduced first in the same proportion as the balances are invested in such accounts;

(ii) If insufficient value exists in the Fixed Account and Sub-Accounts to cover the reduction in Accumulation Value, the Holding Account Value, if any, will be reduced;

(iii) If insufficient value exists in the Holding Account to cover the reduction in Accumulation Value, the most recently opened Segment, if any, will be reduced and will continue in successive order on a last in — first out basis. If multiple Segments were opened on the same Allocation Date, a prorated portion will be taken from each Segment.

Any reduction will occur on the Monthly Anniversary Day prior to the Monthly Deduction.  The proportion by which the above values will be reduced will be based on a Reduction Ratio, determined as follows:

A.                    Chronic Illness Benefit Payments:

Each Monthly Benefit Amount will reduce the above values by a Reduction Ratio of (b-a)/b where:

a = is the Monthly Benefit Amount, and

b = is the Remaining Benefit Amount immediately prior to a benefit payment.

B.                    Terminal Illness Benefit Payment:

The payment of a Terminal Illness benefit will reduce the above values by a Reduction Ratio of (b-a)/b where:

a = is the Terminal Illness benefit payment divided by the applicable Terminal Illness actuarial discount factor, and

b = is the Remaining Benefit Amount immediately prior to the benefit payment.

Additional terms to consider:

For each Policy Month you receive a rider benefit payment, we will send you a monthly report showing the change in current values under your Policy.

If a Death Benefit Option other than Death Benefit Option 1 (Level) is in effect, the Death Benefit Option will be changed to Death Benefit Option 1 (Level) prior to the first benefit payment.  No further Death Benefit Option changes are permitted.

The Surrender Charges as shown on the Policy Specifications will be waived.

If the Policy includes a No-Lapse Provision, the provision will terminate.

If there is any Premium in a premium deposit fund, this Premium will be returned to you and will be treated as a normal return of Premium and not as a benefit payment under this rider.  If we return any accrued interest with the Premium amount, the interest will be reported as taxable income to you.

You may not make a change in Specified Amount, a change in the Insured’s premium class as shown on this rider’s Policy Specifications, or add rider benefits or increase the amount of rider benefits.

Further, we reserve the right to transfer all value of each Sub-Account(s) to the Fixed Account. We also reserve the right to transfer all value of the Holding Account and the Indexed Account, if any, to the Fixed Account.

If the death of the Insured occurs prior to the date you satisfy all Conditions for Eligibility for Benefit Payments, we will pay the Death Benefit Proceeds.  If the death of the Insured occurs while benefits are being received under this rider, we will pay the Death Benefit Proceeds, which may be less than the Remaining Benefit Amount, and the Death Benefit Proceeds will be reduced by any decrease in the remaining Benefit Amount after the date of the Insured’s death.

This rider provides for Monthly Deductions to be waived in the event you are receiving or have received Chronic Illness Monthly Benefits or a Terminal Illness Benefit.  Once benefit payments begin, the Policy’s Monthly Deductions will continue until the Policy’s Surrender Value is reduced to an amount insufficient to pay the Monthly Deduction.  After this occurs, the Policy will not lapse as long as this rider is in force.  We will stop billing you and will not allow Premium Payments.  However, we will continue to accept loan repayments.

It is important to note that benefits under this rider are not provided for Chronic Illness resulting from:

1.                      Intentionally self-inflicted injury or attempted suicide;

2.                      War or any act of war (whether declared or undeclared);

3.                      The Insured’s participation in a felony, riot, or insurrection; or

4.                      Alcoholism or drug addiction.

You may reinstate this rider as part of your Policy if the Policy is terminated and reinstated.  Such reinstatement will be subject to satisfactory evidence of insurability and all other terms and conditions of the Policy to which it is attached.

This rider and all rights provided under it will terminate automatically upon whichever of the following occurs first:

1.                      The date you request in writing to terminate this rider;

2.                      The Policy’s Specified Amount exceeds the Specified Amount Limit as shown on the Policy Specifications;

3.                      The Remaining Benefit Amount is reduced to zero which will cause the termination of both this rider and the Policy to which it is attached;

4.                      Termination of the Policy; or

5.                      The death of the Insured which will cause Death Benefit Proceeds to become payable under the Policy.

In addition, if you have received payment for benefits under this rider, this rider will terminate on the earliest of the following:

1.                      The date you take a Partial Surrender under the Policy; or

2.                      The date you take a loan under the Policy.

Changes to “POLICY SURRENDERS”

The fourth paragraph has been replaced with the following:

At any time, you may transfer all of the Separate Account Value, Indexed Account Value and Holding Account Value to the Fixed Account. You may then surrender the Policy in exchange for a life insurance policy the values and benefits of which do not depend upon the performance of the Separate Account. The new policy will not require the payment of further Premiums, and the amount of the death benefit will be equal to what can be purchased on a single Premium basis by the Surrender Value of the Policy you are surrendering. No further administrative fees will be deducted under the new Policy. Note, too, that unless otherwise provided, you will not be able to continue any supplementary or additional benefits provided by riders under the original Policy. Please contact your financial advisor for an illustration of the policy you could receive if you decide to exchange your Policy.

Changes to “GLOSSARY OF TERMS”

The following terms have been added:

Chronically Ill—The Insured has been certified within the preceding 12 months as being unable to perform without substantial assistance at least two activities of daily living for at least 90 consecutive days (i.e. bathing, continence, dressing, eating, toileting and transferring); or requires substantial supervision from another individual, and pursuant to a Licensed Health Care Practitioner’s Plan of Care, is in need of certain services (i.e. diagnostic, preventive, therapeutic, curing, treating mitigating and rehabilitative) for the remainder of the Insured’s life.

Terminally Ill—An illness or physical condition which results in a life expectancy of 12 months or less.

Written Certification—The documentation required, in a form satisfactory to us, certifying that the Insured is Chronically Ill as defined in the rider and providing certain other information with respect to the Insured’s ongoing health service needs.

Written Re-Certification—Written Certification that we must receive and approve prior to the start of each Benefit Period following the initial Benefit Period in order for you to be eligible for

Chronic Illness Monthly Benefit Amounts in such subsequent Benefit Period, provided all other Conditions for Eligibility for Benefit Payments are met.

PART A

The prospectus for Lincoln AssetEdge® VUL 2015, as supplemented, is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-203099) filed on June 16, 2015 and to the definitive 497 Filing filed on June 19, 2015.

PART B

The Statement of Additional Information for Lincoln AssetEdge® VUL 2015 is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-203099) filed on June 16, 2015 and to the definitive 497 Filing filed on June 19, 2015.

PART C - OTHER INFORMATION
Item 26. EXHIBITS
(a)	Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(1)
(b)	N/A
(c)	(1)	Principal Underwriting Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc.(2)
(d)	(1)	Policy Form LN683 NY (11)
(2)	Change of Insured Rider—Policy Form LR496 NY(3)
(3)	Overloan Protection Rider—Policy Form LR540(4)
(4)	Waiver of Monthly Deduction Rider—Policy Form LR436 LNY, LR437 LNY(5)
(5)	Exec Enhanced Surrender Value Rider—Policy Form LR547 NY (11)
(6)	Accelerated Death Benefits Rider for Chronic Illness and Terminal Illness (Lincoln LifeEnhance® Accelerated Benefits Rider) — Policy Form LR631 (Filed Herewith)
(e)	(1)	Application—Policy Form LFF06321-18_7-10 (11)
(2)	Addendum to Application—Policy Form LFF06322-18_7-10 (11)
(f)	(1)	Articles of Incorporation of Lincoln Life & Annuity Company of New York.(7)
(2)	Bylaws of Lincoln Life & Annuity Company of New York.(7)
(g)	Form of Reinsurance Contracts(4)
(h)	Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:
(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (10)
(2)	AllianceBernstein Variable Products Series Fund, Inc. (11)
(3)	American Funds Insurance Series (11)
(4)	BlackRock Variable Series Funds, Inc. (6)
(5)	Delaware VIP Trust (11)
(6)	Deutsche Variable Series II (11)
(7)	Fidelity Variable Insurance Products (11)
(8)	Franklin Templeton Variable Insurance Products Trust (11)
(9)	JPMorgan Insurance Trust (11)
(10)	Legg Mason Partners Variable Equity Trust (11)
(11)	Lincoln Variable Insurance Products Trust (11)
(12)	MFS Variable Insurance Trust (11)
(13)	PIMCO Variable Insurance Trust (11)
(i)	(1)	Accounting and Financial Administrative Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York(8).
(2)	Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004.(9)
(j)	Not applicable.
(k)	Opinion and Consent of John L. Reizian, Esquire (Filed Herewith)
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To be filed by amendment)

(o)	Not applicable.
(p)	Not applicable.
(q)	Compliance Procedures (11)

(1)	Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.
(2)	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007.
(3)	Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.
(4)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008
(5)	Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42507) filed on December 17, 1997.
(6)	Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
(7)	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.
(8)	Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(9)	Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.
(10)	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(11)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-203099) filed on March 30, 2015.
Item 27. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
George W. Henderson, III Granville Capital 300 North Greene Street Greensboro, NC 27401	Director
Mark E. Konen**	Executive Vice President and Director
M. Leanne Lachman 870 United Nations Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 South Crouse Avenue Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Second Vice President, Secretary and General Counsel
*	Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**	Principal business address is 150 Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 North Greene Street, Greensboro, NC 27401
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (Incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.)

Item 29. Indemnification
(a)	Brief description of indemnification provisions:
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a)	Lincoln Financial Distributors, Inc. currently serves as Principal Underwriter for; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.
(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Elizabeth M. O’Brien*	Senior Vice President and Director
Thomas O’Neill*	Senior Vice President, Chief Operating Officer and Director
Carl R. Pawsat***	Interim Financial and Operation Principal
Nancy A. Smith*	Secretary
*	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087
**	Principal business address is 350 Church Street, Hartford, CT 06103
***	Principal business address is 100 North Greene Street, Greensboro, NC 27401
(c)	N/A
Item 31. Location of Accounts and Records
Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.
Item 32. Management Services
Not Applicable.
Item 33. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 1 to the Initial Registration Statement on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 12th day of August, 2015.

Lincoln Life & Annuity Flexible Premium
Variable Life Account Y
(Registrant)

By:	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

By:	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.: 1 to the Initial Registration Statement (File No.:333-203099; 811-08559; CIK: 0001051629) has been signed below on August 12, 2015, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature	Title

/s/ Dennis R. Glass *	President
Dennis R. Glass

/s/ Ellen G. Cooper *	Executive Vice President, Chief Investment Officer and Director
Ellen G. Cooper

/s/ Randal J. Freitag *	Executive Vice President, Chief Financial Officer and Director
Randal J. Freitag

/s/ George W. Henderson, III *	Director
George W. Henderson, III

/s/ Mark E. Konen *	Executive Vice President and Director
Mark E. Konen

/s/ M. Leanne Lachman *	Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *	Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *	Director
Patrick S. Pittard

*By:	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement

POWER OF ATTORNEY

We, the undersigned directors and/or officers of Lincoln Life & Annuity Company of New York, hereby constitute and appoint Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any Registration Statements and any and all amendments to Registration Statements; including exhibits, or other documents filed on Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any amendment to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:

Lincoln Life & Annuity Flexible Premium Variable Life Account M: File No. 333-141782, 333-141788, 333-141789, 333-141785, 333-141790, 333-141779, 333-141767, 333-141771, 333-141775, 333-148917; 333-155333; 333-170383; 333-203099; 811-08559

LLANY Separate Account R for Flexible Premium Variable Life: File No. 333-141780, 333-141784, 333-141786, 333-141768, 333-141772, 333-141776; 333-149053; 811-08651

LLANY Separate Account S for Flexible Premium Variable Life: File No. 333-141777, 333-141773, 333-141769; 811-09257

Lincoln Life & Annuity Flexible Premium Variable Life Account Y: File No. 333-141781, 333-141783, 333-141787, 333-141770, 333-141774, 333-141778; 333-159954, 811-21029

Lincoln Life & Annuity Flexible Variable Life Account JA-B: 033-77496; 811-08470

Variable Annuities Separate Accounts:

Lincoln Life & Annuity Variable Annuity Account H: 333-141756, 333-141758, 333-141761, 333-141754, 333-141763, 333-141766, 333-171097; 333-176216; 333-181617; 811-08441

Lincoln Life & Annuity Variable Annuity Account L: 333-141755; 811-07785

Lincoln New York Account N for Variable Annuities: 333-141752, 333-141757, 333-141759, 333-141760, 333-141762, 333-145531, 333-149449; 333-171096; 333-175691; 333-176213; 333-181616; 333-186895; 333-193276; 333-193277; 333-193278; 811-09763

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature	Title

/s/ Dennis R. Glass	President and Director
Dennis R. Glass

/s/ Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
Ellen Cooper

/s/ Randal J. Freitag	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ George W. Henderson	Director
George W. Henderson, III

/s/ Mark E. Konen	Executive Vice President and Director
Mark E. Konen

/s/ M. Leanne Lachman	Director
M. Leanne Lachman

/s/ Louis G. Marcoccia	Director
Louis G. Marcoccia

/s/ Patrick S. Pittard	Director
Patrick S. Pittard

We, Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber, have read the foregoing Power of Attorney.  We are the person(s) identified therein as agent(s) for the principal named therein.  We acknowledge our legal responsibilities.

/s/ Delson R. Campbell
Delson R. Campbell

/s/ Scott C. Durocher
Scott C. Durocher

/s/ Kimberly A. Genovese
Kimberly A. Genovese

/s/ Danial P. Herr
Daniel P. Herr

/s/ Donald E. Keller
Donald E. Keller

/s/ Brian A. Kroll
Brian A. Kroll

/s/ John L. Reizian
John L. Reizian

/s/ Lawrence A. Samplatsky
Lawrence A. Samplatsky

/s/ Stephen R. Turer
Stephen R. Turer

/s/ John D. Weber
John D. Weber

Version: June 2015